Note 6 - Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Office Lease
2014(Remainder)	31
2015	41
2016	41
2017	41
2018	41
2019 and thereafter	246
Total	441

Year ending December 31,	Office Lease
2014	41
2015	41
2016	41
2017	41
2018	41
2019 and thereafter	246
Total	451